Notes Payable - Summary of Notes Payable (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Long Term Notes And Loans [Abstract]
Notes payable, net of issuance costs	$ 24,510
Accretion related to final payment	99
Notes payable, long term	$ 24,609